BETTER 10K - NET INCOME (LOSS) PER SHARE - Computation (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Basic net loss per share:
Net income (loss)	$ (135,408)	$ (399,252)	$ (888,802)	$ (301,128)
Income allocated to participating securities	0	0	0	0
Net loss attributable to common stockholders - Basic	(135,408)	(399,252)	(888,802)	(301,128)
Diluted net loss per share:
Net loss attributable to common stockholders - Basic	(135,408)	(399,252)	(888,802)	(301,128)
Interest expense and change in fair value of bifurcated derivatives on convertible notes	0	0	0	0
Income allocated to participating securities	0	0	0	0
Net loss income attributable to common stockholders - Diluted	$ (135,408)	$ (399,252)	$ (888,802)	$ (301,128)
Shares used in computation:
Weighted average common shares outstanding (in shares)	97,444,291	94,402,682	95,303,684	86,984,646
Weighted-average effect of dilutive securities:
Assumed exercise of stock options (in shares)	0	0	0	0
Assumed exercise of warrants (in shares)	0	0	0	0
Assumed conversion of convertible preferred stock (in shares)	0	0	0	0
Diluted weighted-average common shares outstanding (in shares)	97,444,291	94,402,682	95,303,684	86,984,646
Earnings (loss) per share attributable to common stockholders:
Basic (in dollars per share)	$ (1.39)	$ (4.23)	$ (9.33)	$ (3.46)
Diluted (in dollars per share)	$ (1.39)	$ (4.23)	$ (9.33)	$ (3.46)